Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign?Currency Translation Reserve	Retained Earnings
Beginning balance at Jun. 30, 2017	$ 516,766	$ 830,425	$ 69,919	$ (303)	$ (38,373)	$ (344,902)
Profit/(loss) for the period	(14,456)					(14,456)
Other comprehensive income/(loss)	(428)			141	(569)
Total comprehensive profit/(loss) for the period	(14,884)			141	(569)	(14,456)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	49,019	49,019
Transactions with owners in their capacity as owners	49,019	49,019
Transfer of exercised options		38	(38)
Fair value of share-based payments	5,109		5,109
Reclassification of modified options to liability	125		125
Increase (decrease) in equity	5,234	38	5,196
Ending balance at Mar. 31, 2018	556,135	879,482	75,115	(162)	(38,942)	(359,358)
Beginning balance at Dec. 31, 2017	575,605	878,989	73,946	(236)	(38,873)	(338,221)
Profit/(loss) for the period	(21,137)					(21,137)
Other comprehensive income/(loss)	5			74	(69)
Total comprehensive profit/(loss) for the period	(21,132)			74	(69)	(21,137)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	455	455
Transactions with owners in their capacity as owners	455	455
Transfer of exercised options		38	(38)
Fair value of share-based payments	1,200		1,200
Reclassification of modified options to liability	7		7
Increase (decrease) in equity	1,207	38	1,169
Ending balance at Mar. 31, 2018	556,135	879,482	75,115	(162)	(38,942)	(359,358)
Beginning balance at Jun. 30, 2018	546,008	889,481	75,974	21	(39,276)	(380,192)
Profit/(loss) for the period	(69,073)					(69,073)
Other comprehensive income/(loss)	176			280	(104)
Total comprehensive profit/(loss) for the period	(68,897)			280	(104)	(69,073)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	19,441	19,441
Transactions with owners in their capacity as owners	19,441	19,441
Transfer of services rendered in shares		1,170	(1,170)
Transfer of exercised options		313	(313)
Fair value of share-based payments	4,386		4,386
Reclassification of modified options to liability	4		4
Increase (decrease) in equity	4,390	1,483	2,907
Ending balance at Mar. 31, 2019	500,942	910,405	78,881	301	(39,380)	(449,265)
Beginning balance at Dec. 31, 2018	524,557	909,235	78,860	216	(39,459)	(424,295)
Profit/(loss) for the period	(24,970)					(24,970)
Other comprehensive income/(loss)	164			85	79
Total comprehensive profit/(loss) for the period	(24,806)			85	79	(24,970)
Transactions with owners in their capacity as owners:
Transfer of services rendered in shares		1,170	(1,170)
Fair value of share-based payments	1,191		1,191
Increase (decrease) in equity	1,191	1,170	21
Ending balance at Mar. 31, 2019	$ 500,942	$ 910,405	$ 78,881	$ 301	$ (39,380)	$ (449,265)